Subsequent events	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Subsequent events [Text Block]
35.	Subsequent event

Dividends

On February 16, 2018, the Board of Directors declared a quarterly dividend of $0.05 per common share payable on April 16, 2018 to shareholders of record as of the close of business on March 30, 2018.